Note 7 - Other Current and Non-current Assets - Components of Prepaid Expenses, Deposits, and Other Current Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Apr. 01, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Prepaid expenses and deposits	$ 37,156		$ 32,561
Customer acquisition costs, current	69,012	$ 43,152	31,852
Green certificates	33,746		42,230
Gas delivered in excess of consumption	9,895		2,715
Inventory	2,550		339
	152,359		109,697
Customer acquisition costs, noncurrent	44,212	$ 34,162	17,101
Current tax assets, non-current	4,009		2,336
Other long-term assets	3,618		550
	$ 51,839		$ 19,987